SCHEDULE OF FAIR VALUE OF STOCK OPTIONS ASSUMPTION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Volatility - range		111.67%
Risk-free rate		1.81%
Expected term	0 years	10 years
Exercise price		$ 19.60